Cash, Cash Equivalents, and Short-Term Investments - Summary of Cash, Cash Equivalents, and Short-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,115	$ 12,047
Unrealized Gain	0	0
Unrealized (Loss)	0	0
Estimated Fair Value	1,115	12,047
Cash [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,115	671
Unrealized Gain	0	0
Unrealized (Loss)	0	0
Estimated Fair Value	$ 1,115	671
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		2,864
Unrealized Gain		0
Unrealized (Loss)		0
Estimated Fair Value		2,864
U.S. Government Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,008
Unrealized Gain		0
Unrealized (Loss)		0
Estimated Fair Value		3,008
Corporate Bonds and Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		5,504
Unrealized Gain		0
Unrealized (Loss)		0
Estimated Fair Value		5,504
Cash and Cash Equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Gain		0
Unrealized (Loss)		0
Estimated Fair Value		3,535
Short-term Investments [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrealized Gain		0
Unrealized (Loss)		0
Estimated Fair Value		$ 8,512